Reporting Entity - Additional Information (Detail)			12 Months Ended
	Dec. 05, 2023	Dec. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IsoEnergy Ltd. [member]
Disclosure of reporting entity [line items]
Proportion of ownership interest in subsidiary	34.00%	48.70%	32.80%	33.90%	50.10%